Deferred income tax	12 Months Ended
Dec. 31, 2022
Deferred income tax
Deferred income tax

A14.  Deferred income tax

Deferred income tax is provided on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. The following temporary differences are not provided for: the initial recognition of goodwill; the initial recognition of assets or liabilities in transactions other than a business combination that at the time of the transactions affect neither the accounting nor taxable profit or loss; and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred income tax is determined using tax rates (and laws) that have been enacted (or substantively enacted) at the balance sheet date, and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled. Deferred tax balances are not discounted.

Deferred tax assets and liabilities are offset against each other when the timing differences relate to income taxes levied by the same tax authority on an entity or different entities which are part of a tax consolidation and there would be the intention to settle on a net basis.

Deferred income tax assets are recognised to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilised. The amount of deferred tax assets recognised at each balance sheet date is adjusted to reflect changes in management’s assessment of future taxable profits. In recognising the deferred tax asset in respect of losses, management has estimated the quantum of future taxable profits, applying a risk weighting to future profits to reflect the uncertainties.

The movement on the deferred income tax account is as follows:

	2022	2021
	£m	£m
At 1 January	(66)	(57)
Exchange differences	27	2
Acquisition of companies and businesses	(446)	(8)
Credited to the income statement	14	(8)
Credited to other comprehensive income	5	—
Charged to equity	(2)	5
At 31 December	(468)	(66)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset within non-current assets	43	42
Deferred tax liability within non-current liabilities	(511)	(108)
	(468)	(66)

The major components of deferred tax assets and liabilities at the year end and their changes during the year (without taking into consideration the offsetting of balances within the same tax jurisdiction) are as follows:

	Customer	Accelerated
	lists/	tax		IFRS 15	Tax	Share-based
	intangibles	depreciation	Provisions	Contracts	losses	payments	Other[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	76	44	(45)	8	(18)	(9)	1	57
Exchange differences	—	(1)	(1)	—	—	—	—	(2)
Recognised in income statement	1	7	(7)	1	4	(1)	3	8
Recognised in equity	—	—	—	—	—	(5)	—	(5)
Acquired in business combinations	7	—	1	—	—	—	—	8
At 31 December 2021	84	50	(52)	9	(14)	(15)	4	66

At 1 January 2022	84	50	(52)	9	(14)	(15)	4	66
Exchange differences	(32)	—	8	(2)	—	—	(1)	(27)
Recognised in income statement	(1)	(4)	(4)	2	(2)	(3)	(2)	(14)
Recognised in other comprehensive income	—	—	—	—	(4)	—	(1)	(5)
Recognised in equity	—	—	—	—	—	2	—	2
Acquired in business combinations	519	29	(123)	24	(3)	—	—	446
At 31 December 2022	570	75	(171)	33	(23)	(16)	—	468
1.	Included within other deferred tax assets/liabilities are retirement benefits and unremitted earnings from subsidiaries.

The UK corporate tax rate will increase from 19% to 25% with effect from 1 April 2023. This has contributed towards an increase in the UK deferred tax asset recognised of £5m.

A deferred tax asset of £23m has been recognised in respect of losses (2021: £14m), of which £18m (2021: £12m) relates to UK losses carried forward at 31 December 2022. This amount has been calculated by estimating the future UK taxable profits, against which the UK tax losses will be utilised, progressively risk weighted, and applying the tax rates (substantively enacted as at the balance sheet date) applicable for each year. Remaining UK tax losses of £120m (2021: £41m) have not been recognised as at 31 December 2022 as it is not considered probable that future taxable profits will be available against which the tax losses can be offset. The estimates of future profits are based on management’s financial forecasts which are used to support other aspects of the financial statements, such as impairment testing. At the balance sheet date the Group had tax losses of £230m (2021: £82m) on which no deferred tax asset is recognised because it is not considered probable that future taxable profits will be available in certain jurisdictions to be able to benefit from those tax losses. Of the losses, £74m (2021: £8m) will expire at various dates between 2023 and 2039. Deferred tax assets are expected to be substantially utilised in the next 10 years.

In addition, the Group has UK capital losses carried forward of £276m (2021: £276m) on which no deferred tax asset is recognised. These losses have no expiry date but management considers the future utilisation of these losses to be unlikely.

Dividends received from subsidiaries are largely exempt from UK taxation but may be subject to dividend withholding or other taxes levied by the overseas tax jurisdictions in which the subsidiaries operate. A deferred tax liability of £5m (2021: £5m) has been recognised in respect of this liability as it is anticipated that these profits will be distributed to the UK in the foreseeable future. At the balance sheet date there is no material unprovided deferred tax liability were overseas earnings to be distributed to the UK.